TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT	6 Months Ended
Sep. 30, 2025
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT

12 TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT

12.1 Trade receivables, net

	September 30, 2025	March 31, 2025
	USD	USD
	(Unaudited)	(Audited)
Trade receivables	2,513,696	1,394,545
Less: loss allowance	(18,394)	-
	2,495,302	1,394,545

Trade receivables are non-interest bearing and generally have credit terms of 30 days.

An aging analysis of the trade receivables at the end of the reporting period, based on the invoice date and net of loss allowance, is as follows:

	September 30, 2025	March 31, 2025
	USD	USD
	(Unaudited)	(Audited)
Less than 1 month	1,866,294	1,219,953
Between 1 month and 3 months	21,500	158,350
Over 3 months	607,508	16,242
	2,495,302	1,394,545

The movements in the loss allowance for impairment of trade receivables are as follows:

	Six Months Ended	Year Ended
	September 30, 2025	March 31, 2025
	USD	USD
	(Unaudited)	(Audited)
At the beginning of the period/year	-	4,632
Provision for the period/year	18,394	-
Written off for the period/year	-	(1,788)
Reversal for the period/year	-	(2,844)
At the end of the period/year	18,394	-

During the six months ended September 30, 2025, trade receivables of $Nil (2024: $4,314) were written off due to uncollectible as assessed by management. The carrying amounts of trade receivables are approximate their fair values.

12.2 Contract Assets

Contract assets relate to client contracts that have been completed, revenue recognized but is yet to be invoiced.

12.3 Other receivables, deposits and prepayment

	Notes	September 30, 2025	March 31, 2025
		USD	USD
		(Unaudited)	(Audited)
Current:
Deposits	(a)	57,285	63,914
Prepayments	(b)	245,811	351,791
Deferred fund-raising costs	(c)	800,000	650,000
Loans to Matter DK ApS	(d)	764,141	-
Advance to Resulticks Group Companies Pte Ltd	(e)	8,206,301	-
Other receivables		283	486
		10,073,821	1,066,191
Non-current:
Deposit	(a)	59,247	45,463

(a)	Current deposits represent amounts paid to an employment agency in Germany and deposit for investor relations services.

Non-current deposit of $59,247 (March 31, 2025: $45,463) represents the deposits for leases of office space in Monaco and the UK.

(b)	Prepayments consist of the advance payment of the Directors and Officers liability insurance premium, covering the 12 months period from January 2025, and prepaid software or license subscriptions. The decrease is primarily due to amortization of these items during the six months period ended September 30, 2025.

(c)	As of March 31, 2025, deferred fund-raising costs represent payments of $400,000 and $250,000 under the Nomas MOU (as defined in note 24) and the Al Noor MOU (as defined in note 24), respectively. The increase during the six months ended September 30, 2025 is due to an additional payment of $150,000 under the Al Noor MOU in June 2025.

(d)	The balance represents the loans to Matter DK ApS with a total amount of EUR650,000 (equivalent to $759,004) and the accrued interest of $5,137. The loan principal accrues interest at a rate of 5% per annum.

The Company completed the acquisition of Matter DK ApS on October 3, 2025 (see note 25).

(e)	On June 23, 2025, the Company entered into a funding agreement (“FA”) with Resulticks Group Companies Pte Ltd (“Resulticks”), under which the Company agreed to provide Resulticks with funding of up to $11,000,000, to be disbursed in tranches as mutually agreed, with funding intended to be completed by July 11, 2025, and to be offset against the proposed $200 million post-acquisition funding, if the proposed acquisition proceeds.

In the original FA, if (a) the parties determined not to proceed with the acquisition, or (b) failed to enter into a definitive agreement by July 28, 2025 (or such later date as may be mutually agreed) (each a “Deal Failure”), any amounts disbursed were repayable within 45 calendar days and accrued interest at a rate of 10% per annum, effective from the date of initial disbursement until repayment.

On September 24, 2025, the parties amended the FA to make all disbursed funding immediately due on September 30, 2025 (or a mutually agreed later date) and extended the memorandum of understanding deadlines to October 31, 2025.

Additionally, if Resulticks raises capital or draws down from a debt facility prior to the acquisition or a Deal Failure, the proceeds from such funding must be applied to repay any amounts disbursed by the Company under the funding arrangement.

At September 30, 2025 the Company has disbursed $8 million to Resulticks.